UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649
                                                    ----------------------------

                           EII REALTY SECURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                                --------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
REAL ESTATE INVESTMENT TRUSTS - 96.44%

APARTMENTS - 13.51%
Archstone-Smith Trust                                                                          9,933    $         539,163
AvalonBay Communities, Inc.                                                                   14,862            1,932,060
BRE Properties, Inc., Class A                                                                 15,800              997,770
Camden Property Trust                                                                          5,200              365,612
Equity Residential                                                                            27,500            1,326,325
                                                                                                        ------------------

Total Apartments                                                                                                5,160,930
                                                                                                        ------------------

DIVERSIFIED - 6.70%
Vornado Realty Trust                                                                          21,439            2,558,530
                                                                                                        ------------------

Total Diversified                                                                                               2,558,530
                                                                                                        ------------------

HEALTHCARE - 5.83%
Health Care REIT, Inc.                                                                        17,500              768,250
Nationwide Health Properties, Inc.                                                            21,900              684,594
Ventas, Inc.                                                                                  18,400              775,192
                                                                                                        ------------------

Total Healthcare                                                                                                2,228,036
                                                                                                        ------------------

HOTELS & LODGING - 5.44%
Host Hotels & Resorts Inc.                                                                    57,254            1,506,353
Starwood Hotels & Resorts Worldwide, Inc.                                                      8,800              570,680
                                                                                                        ------------------

Total Hotels & Lodging                                                                                          2,077,033
                                                                                                        ------------------

INDUSTRIALS - 15.17%
AMB Property Corp.                                                                            21,800            1,281,622
Brookfield Properties Corp.                                                                   27,874            1,123,322
DTC Industrial Trust Inc.                                                                     23,100              273,273
ProLogis                                                                                      48,022            3,118,069
                                                                                                        ------------------

Total Industrials                                                                                               5,796,286
                                                                                                        ------------------

OFFICE PROPERTY - 13.70%
Alexandria Real Estate Equities, Inc.                                                          6,900              692,553
BioMed Realty Trust, Inc.                                                                     14,000              368,200
Boston Properties, Inc.                                                                        9,847            1,156,038
Douglas Emmett, Inc.                                                                          15,200              388,056
Kilroy Realty Corp.                                                                            9,400              693,250
SL Green Realty Corp.                                                                         14,100            1,934,238
                                                                                                        ------------------

Total Office Property                                                                                           5,232,335
                                                                                                        ------------------

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

REGIONAL MALLS - 15.23%
General Growth Properties, Inc.                                                               27,300    $       1,762,761
Simon Property Group, Inc.                                                                    29,636            3,297,005
Taubman Centers, Inc.                                                                         13,100              759,669
                                                                                                        ------------------

Total Regional Malls                                                                                            5,819,435
                                                                                                        ------------------

SELF STORAGE - 5.32%
Public Storage, Inc.                                                                          17,633            1,669,316
U-Store-It Trust                                                                              18,100              364,172
                                                                                                        ------------------

Total Self Storage                                                                                              2,033,488
                                                                                                        ------------------

SHOPPING CENTERS - 15.54%
Developers Diversified Realty Corp.                                                           18,177            1,143,333
Federal Realty Investment Trust                                                                6,500              589,030
Kimco Realty Corp.                                                                            30,964            1,509,186
Regency Centers Corp.                                                                         18,533            1,548,432
Tanger Factory Outlet Centers, Inc.                                                            9,700              391,783
Weingarten Realty Investors                                                                   15,900              756,204
                                                                                                        ------------------

Total Shopping Centers                                                                                          5,937,968
                                                                                                        ------------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $21,040,969)                                                                                            36,844,041
                                                                                                        ------------------

SHORT TERM INVESTMENT - 1.60%
Provident Institutional Funds, Treasury Trust Portfolio                                      611,434              611,434
                                                                                                        ------------------

TOTAL SHORT TERM INVESTMENT (Cost $611,434)                                                                       611,434
                                                                                                        ------------------

TOTAL INVESTMENTS - 98.04% (Cost $21,652,403)                                                                  37,455,475

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.96%                                                                     748,203
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                              $      38,203,678
                                                                                                        ==================

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2007
                                   (UNAUDITED)



                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
COMMON STOCKS - 90.94%

AUSTRALIA - 1.97%
Westfield Group                                                                              524,968    $       8,723,664
                                                                                                        ------------------

Total Australia (Cost $7,123,831)                                                                               8,723,664
                                                                                                        ------------------

FRANCE - 13.45%
Icade*                                                                                       249,700           18,281,352
Klepierre                                                                                     30,611            5,901,917
Nexity                                                                                       204,500           17,367,650
Societe de la Tour Eiffel                                                                     27,054            5,036,770
Unibail                                                                                       43,017           12,991,623
                                                                                                        ------------------

Total France (Cost $44,124,788)                                                                                59,579,312
                                                                                                        ------------------

GERMANY - 2.82%
DIC Asset AG                                                                                 293,067           12,483,719
                                                                                                        ------------------

Total Germany (Cost $9,027,944)                                                                                12,483,719
                                                                                                        ------------------

HONG KONG - 14.66%
China Overseas Land & Investment, Ltd.                                                     9,450,000           11,875,612
China State Construction International Holdings, Ltd.                                        105,555               79,022
Hang Lung Properties, Ltd.                                                                 3,825,000           10,695,364
Hysan Development Co., Ltd.                                                                3,236,128            8,800,297
Kerry Properties, Ltd.                                                                     1,833,660            9,421,435
Lifestyle International Holdings, Ltd.                                                     3,400,000           10,224,910
Shangri-La Asia, Ltd.                                                                      3,822,185            9,459,776
Sino Land Co., Ltd.                                                                        2,049,580            4,411,675
                                                                                                        ------------------

Total Hong Kong (Cost $45,928,970)                                                                             64,968,091
                                                                                                        ------------------

ITALY - 8.32%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni                                          971,408            8,605,514
Immobiliare Grande Distribuzione                                                           2,380,059           13,171,859
Risanamento SpA                                                                            1,445,150           15,081,900
                                                                                                        ------------------

Total Italy (Cost $22,574,469)                                                                                 36,859,273
                                                                                                        ------------------

JAPAN - 14.92%
AEON Mall Co., Ltd.                                                                          470,000           13,772,602
Daiwa House Industry Co ., Ltd.                                                              579,000            9,478,781
Diamond City Co., Ltd.                                                                       478,800           10,847,258
Mitsubishi Estate Co., Ltd.                                                                  352,000           11,537,074

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
JAPAN (CONTINUED)
Mitsui Fudosan Co., Ltd.                                                                     385,800    $      11,305,255
Tokyu Land Corp.                                                                             805,000            9,156,172
                                                                                                        ------------------

Total Japan (Cost $52,687,789)                                                                                 66,097,142
                                                                                                        ------------------

PHILIPPINES - 2.08%
Megaworld Corp.*                                                                          92,000,000            6,387,565
Robinsons Land Corp.                                                                       6,980,482            2,821,127
                                                                                                        ------------------

Total Philippines (Cost $7,259,312)                                                                             9,208,692
                                                                                                        ------------------

SINGAPORE - 10.96%
Allgreen Properties, Ltd.                                                                  5,500,000            6,338,909
Capitaland, Ltd.                                                                           2,289,000           12,060,063
Hongkong Land Holdings, Ltd.                                                               1,735,000            8,085,100
Keppel Land, Ltd.                                                                          1,834,000           11,474,579
Wing Tai Holdings, Ltd.                                                                    5,063,600           10,604,747
                                                                                                        ------------------

Total Singapore (Cost $31,277,627)                                                                             48,563,398
                                                                                                        ------------------

SPAIN - 5.11%
Renta Corp Real Estate SA*                                                                   202,000            9,715,081
Sol Melia, SA                                                                                540,000           12,938,780
                                                                                                        ------------------

Total Spain (Cost $16,662,952)                                                                                 22,653,861
                                                                                                        ------------------

THAILAND - 1.27%
Central Pattana Public Co., Ltd.                                                           3,764,464            2,591,362
Central Pattana Public Co., Ltd.NVDR                                                       4,499,136            3,032,837
                                                                                                        ------------------

Total Thailand (Cost $5,249,833)                                                                                5,624,199
                                                                                                        ------------------

UNITED KINGDOM - 15.38%
British Land Co. plc                                                                         509,744           15,276,822
Capital & Regional plc                                                                       381,571           11,525,337
Derwent Valley Holdings plc                                                                  107,660            4,584,286
Great Portland Estates plc                                                                   571,500            8,698,322
Hammerson plc                                                                                500,200           17,001,991
Land Securities Group plc                                                                    167,000            7,009,512

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
UNITED KINGDOM (CONTINUED)
Quintain Estates & Development plc                                                           230,668    $       4,051,450
                                                                                                        ------------------

Total United Kingdom (Cost $44,597,033)                                                                        68,147,720
                                                                                                        ------------------

TOTAL COMMON STOCKS (Cost $286,514,548)                                                                       402,909,071
                                                                                                        ------------------
                                                                                            PAR
                                                                                     -----------------

SHORT TERM OBLIGATION - 9.54%
PNC Bank Money Market Fund                                                          $     42,278,471           42,278,471
                                                                                                        ------------------

TOTAL SHORT TERM OBLIGATION (Cost $42,278,471)                                                                 42,278,471
                                                                                                        ------------------

TOTAL INVESTMENTS - 100.48% (Cost $328,793,019)                                                               445,187,542

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.48%)                                                                (2,128,056)
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                              $     443,059,486
                                                                                                        ==================

*        Denotes non-income producing security.
NVDR     Non-Voting Depositary Receipt

                                    % OF
SECTOR DIVERSIFICATION           NET ASSETS        VALUE

COMMON STOCKS:
Real Estate.....................  81.42%        $360,727,802
Consumer Cyclicals..............   9.50%          42,102,247
Industrial......................   0.02%              79,022
                                 -------        -------------
Total Common Stock..............  90.94%         402,909,071
Short Term Obligation...........   9.54%          42,278,471
                                 -------        -------------

TOTAL INVESTMENTS............... 100.48%         445,187,542
OTHER LIABILITIES...............  (0.48%)         (2,128,056)
                                 -------        -------------

NET ASSETS...................... 100.00%        $443,059,486
                                 =======        =============

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2007
                                   (UNAUDITED)




                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
COMMON STOCK - 90.63%

FRANCE - 7.61%
Icade*                                                                                        16,900    $       1,237,304
Nexity                                                                                        12,000            1,019,129
Unibail                                                                                        2,950              890,933
                                                                                                        ------------------

Total France (Cost $3,082,141)                                                                                  3,147,366
                                                                                                        ------------------

HONG KONG - 9.70%
China Overseas Land & Investment, Ltd.                                                       637,500              801,132
Hang Lung Properties, Ltd.                                                                   265,000              740,986
Kerry Properties, Ltd.                                                                       175,000              899,159
Lifestyle International Holdings, Ltd.                                                       250,000              751,832
Shangri-La Asia, Ltd.                                                                        330,000              816,739
                                                                                                        ------------------

Total Hong Kong (Cost $3,872,708)                                                                               4,009,848
                                                                                                        ------------------

ITALY - 5.79%
Aedes SpA Ligure Lombarda per Imprese e Construzioni                                          56,000              496,093
Immobiliare Grande Distribuzione                                                             139,400              771,475
Risanamento SpA                                                                              108,000            1,127,112
                                                                                                        ------------------

Total Italy (Cost $2,371,930)                                                                                   2,394,680
                                                                                                        ------------------

JAPAN - 10.81%
AEON Mall Co., Ltd.                                                                           29,000              849,799
Daiwa House Industry Co., Ltd.                                                                46,000              753,064
Diamond City Co., Ltd.                                                                        35,000              792,928
Joint Corp.                                                                                   20,700              785,399
Mitsubishi Estate Co., Ltd.                                                                   20,500              671,903
Mitsui Fudosan Co., Ltd.                                                                      21,000              615,372
                                                                                                        ------------------

Total Japan (Cost $4,383,719)                                                                                   4,468,465
                                                                                                        ------------------

PHILIPPINES - 1.67%
Megaworld Corp.*                                                                           9,950,300              690,850
                                                                                                        ------------------

Total Philippines (Cost $590,830)                                                                                 690,850
                                                                                                        ------------------

SINGAPORE - 8.60%
Allgreen Properties, Ltd.                                                                    475,000              547,451
Capitaland, Ltd.                                                                             147,500              777,134
Hongkong Land Holdings, Ltd.                                                                 155,000              722,300
Keppel Land, Ltd.                                                                            124,000              775,817

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
SINGAPORE (CONTINUED)
Wing Tai Holdings, Ltd.                                                                      350,000    $         733,008
                                                                                                        ------------------

Total Singapore (Cost $3,166,151)                                                                               3,555,710
                                                                                                        ------------------

SPAIN - 4.27%
Renta Corp. Real Estate, SA*                                                                  18,500              889,747
Sol Melia, SA                                                                                 36,500              874,566
                                                                                                        ------------------

Total Spain (Cost $1,693,092)                                                                                   1,764,313
                                                                                                        ------------------

THAILAND - 1.33%
Central Pattana Public Co., Ltd.NVDR                                                         812,500              547,701
                                                                                                        ------------------

Total Thailand (Cost $562,301)                                                                                    547,701
                                                                                                        ------------------

UNITED KINGDOM - 10.05%
British Land Co. plc                                                                          28,000              839,149
Capital & Regional plc                                                                        27,500              830,636
Great Portland Estates plc                                                                    43,000              654,467
Hammerson plc                                                                                 30,500            1,036,707
Minerva plc                                                                                  106,000              793,674
                                                                                                        ------------------

Total United Kingdom (Cost $4,140,491)                                                                          4,154,633
                                                                                                        ------------------

UNITED STATES - 30.80%
Alexandria Real Estate Equities, Inc.                                                          3,800              381,406
AMB Property Corp.                                                                            13,300              781,907
AvalonBay Communities, Inc.                                                                    6,200              806,000
BRE Properties, Inc.                                                                          16,600            1,048,290
Brookfield Properties Corp.                                                                   16,600              668,980
Developers Diversified Realty Corp.                                                           11,700              735,930
Douglas Emmett, Inc.                                                                          15,400              393,162
Essex Property Trust, Inc.                                                                     5,800              750,984
General Growth Properties, Inc.                                                               14,400              929,808
Health Care REIT, Inc.                                                                         4,500              197,550
Host Hotels & Resorts, Inc.                                                                   25,100              660,381
ProLogis                                                                                      17,000            1,103,810
Public Storage, Inc.                                                                          10,000              946,700
Simon Property Group, Inc.                                                                     7,600              845,500
SL Green Realty Corp.                                                                          5,800              795,644
Starwood Hotels & Resorts Worldwide, Inc.                                                      6,300              408,555
U-Store-It Trust                                                                              18,900              380,268

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
UNITED STATES (CONTINUED)
Vornado Realty Trust                                                                           7,500    $         895,050
                                                                                                        ------------------

Total United States (Cost $13,280,603)                                                                         12,729,925
                                                                                                        ------------------

TOTAL COMMON STOCK (Cost $37,143,966)                                                                          37,463,491
                                                                                                        ------------------
                                                                                            PAR
                                                                                     -----------------

SHORT TERM OBLIGATION - 8.74%
Provident Institutional Funds, Treasury Trust Portfolio                             $      2,012,883            2,012,883
Shearson T-Fund                                                                            1,599,868            1,599,868
                                                                                                        ------------------

TOTAL SHORT TERM OBLIGATION (Cost $3,612,751)                                                                   3,612,751
                                                                                                        ------------------

TOTAL INVESTMENTS - 99.37% (Cost $40,756,717)                                                                  41,076,242

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.63%                                                                     258,621
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                              $      41,334,863
                                                                                                        ==================

*        Denotes non-income producing security.
NVDR     Non-Voting Depositary Receipt

                                    % OF
SECTOR DIVERSIFICATION           NET ASSETS        VALUE

COMMON STOCKS:
Real Estate................        81.91%      $33,858,735
Consumer Cyclicals.........         8.72%        3,604,756
                               ----------    --------------
Total Common Stock.........        90.63%       37,463,491
Short Term Obligation......         8.74%        3,612,751
                               ----------    --------------

TOTAL INVESTMENTS..........        99.37%       41,076,242
OTHER ASSETS...............         0.63%          258,621
                               ----------    --------------

NET ASSETS.................       100.00%      $41,334,863
                               ==========    ==============

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                   (UNAUDITED)

A.     SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.


B.       TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2007 for each Fund were as follows:

                  FUND                       COST                  APPRECIATION        (DEPRECIATION)           NET
------------------------------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund                  $21,652,403           $15,847,390           $(44,318)        $15,803,072
E.I.I. International Property Fund             328,793,019           116,440,368            (45,845)        116,394,523
E.I.I. Global Property Fund                     40,756,717             1,078,796           (759,271)            319,525

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  MAY 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  MAY 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date  MAY 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.